SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee benefit expenses	$ 35,510,826	$ 44,433,520	$ 26,106,003
Amortization of intangible assets	3,821,276	2,021,722
Depreciation of property, plant and equipment	263,407	817,597	791,714
Depreciation of right-of-use assets	1,493,946	1,963,787	1,965,711
Operating lease expense in respect of short-term leases	158,501	184,983	239,200
Auditor’s remuneration	1,062,731	653,582	326,557
Legal and professional fees	11,073,190	4,970,555	6,524,305
Marketing and promotions	11,191,580	3,223,609	698,412
Software maintenance	864,406	714,063	3,303,135
Technology	5,769,085	4,584,780	1,113,871
Other expenses	1,302,128	1,347,923	1,915,736
Total General and administrative expense	$ 72,511,076	$ 64,916,121	$ 42,984,644